Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenue	₩ 25,810,082	₩ 26,615,347	₩ 21,330,819
Cost of sales	(22,433,623)	(24,039,928)	(20,985,643)
Gross profit	3,376,459	2,575,419	345,176
Selling expenses	(480,814)	(584,692)	(575,785)
Administrative expenses	(967,882)	(1,103,617)	(899,902)
Research and development expenses	(1,410,786)	(1,447,706)	(1,379,653)
Other income	2,596,150	2,100,443	1,472,258
Other expenses	(2,039,451)	(2,797,981)	(1,786,234)
Finance income	578,446	883,094	1,122,294
Finance costs	(1,152,916)	(1,821,912)	(1,634,534)
Equity in income (loss) of equity accounted investees, net	2,483	5,412	(3,061)
Profit (loss) before income tax	501,689	(2,191,540)	(3,339,441)
Income tax benefit (expense)	(197,882)	(217,760)	762,712
Profit (loss) for the year	303,807	(2,409,300)	(2,576,729)
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	74,112	(131,835)	49,817
Other comprehensive income (loss) from associates	0	(85)	170
Items that will never be reclassified to profit or loss	74,112	(131,920)	49,987
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	(184,430)	926,637	23,143
Other comprehensive income (loss) from associates	2,272	3,320	(2,824)
Items that are or may be reclassified to profit or loss	(182,158)	929,957	20,319
Other comprehensive income (loss) for the year, net of income tax	(108,046)	798,037	70,306
Total comprehensive loss for the year	195,761	(1,611,263)	(2,506,423)
Profit (loss) attributable to:
Owners of the Parent Company	226,312	(2,562,606)	(2,733,742)
Non-controlling interests	77,495	153,306	157,013
Profit (loss) for the year	303,807	(2,409,300)	(2,576,729)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	94,639	(1,923,316)	(2,647,407)
Non-controlling interests	101,122	312,053	140,984
Total comprehensive loss for the year	₩ 195,761	₩ (1,611,263)	₩ (2,506,423)
Earnings (loss) per share (in won)
Basic earnings (loss) per share	₩ 453	₩ (5,438)	₩ (7,177)
Diluted earnings (loss) per share	₩ 453	₩ (5,438)	₩ (7,177)